UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2018

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

This report identifies the Funds' investments on June 30, 2018. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

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Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2018

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	25.5%
Consumer Discretionary	17.2
Financials	15.9
Health Care	13.8
Industrials	9.1
Consumer Staples	8.0
Real Estate	7.8
Energy	7.5
Utilities	6.3
Telecommunication Services	2.4
Materials	1.7
Short-Term Investment Fund	3.9
Other Assets/Liabilities (Net)	0.7
119.8%

Short Positions
Common Stocks
Financials	(4.4)%
Industrials	(2.7)
Materials	(2.5)
Consumer Discretionary	(2.3)
Information Technology	(1.9)
Utilities	(1.9)
Real Estate	(1.6)
Consumer Staples	(0.6)
Energy	(0.5)
Health Care	(0.5)
Written Call and Put Options	(0.9)
(19.8)%
Total	100.0%

Touchstone Controlled Growth with Income Fund
Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Alternative Funds	49.3%
Fixed Income Funds	39.7
Equity Funds	10.0
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Dynamic Diversified Income Fund
Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Fixed Income Funds	58.4%
Equity Funds	21.6
Exchange-Traded Funds	12.8
Exchange-Traded Notes	6.4
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Dynamic Global Allocation Fund
Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Equity Funds	56.2%
Fixed Income Funds	27.1
Exchange-Traded Funds	16.0
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 115.2%

Information Technology — 25.5%
Accenture PLC (Ireland) - Class A	20,206	$3,305,500
Adobe Systems, Inc.*	10,993	2,680,203
Akamai Technologies, Inc.*	19,123	1,400,377
Alphabet, Inc. - Class A*	23	25,971
Apple, Inc.	19,692	3,645,186
Arista Networks, Inc.*	1,123	289,161
Cognizant Technology Solutions Corp. - Class A	7,175	566,753
DXC Technology Co.	3,062	246,828
Facebook, Inc. - Class A*	6,918	1,344,306
Fortinet, Inc.*	12,952	808,593
Hewlett Packard Enterprise Co.	30,948	452,150
Mastercard, Inc. - Class A	16,957	3,332,390
Maxim Integrated Products, Inc.	23,327	1,368,362
Micron Technology, Inc.*	19,213	1,007,530
Microsoft Corp.	26,499	2,613,066
PayPal Holdings, Inc.*	5,496	457,652
Square, Inc. - Class A*	9,629	593,532
Texas Instruments, Inc.	22,314	2,460,119
VeriSign, Inc.*	3,297	453,074
Xilinx, Inc.	1,774	115,771
		27,166,524

Consumer Discretionary — 17.2%
Amazon.com, Inc.*	1,998	3,396,200
Best Buy Co., Inc.	906	67,570
Booking Holdings, Inc.*	232	470,285
Garmin Ltd. (Switzerland)	22,322	1,361,642
Home Depot, Inc. (The)	18,635	3,635,689
Lear Corp.	3,726	692,328
Live Nation Entertainment, Inc.*	25,924	1,259,129
Mohawk Industries, Inc.*	2,488	533,104
News Corp. - Class A	80,113	1,241,752
News Corp. - Class B	10,409	164,983
NIKE, Inc. - Class B	12,799	1,019,824
NVR, Inc.*	550	1,633,693
Ross Stores, Inc.	25,018	2,120,276
Skechers U.S.A., Inc. - Class A*	7,346	220,454
Thor Industries, Inc.	2,815	274,153
TJX Cos., Inc. (The)	2,471	235,190
		18,326,272

Financials — 15.9%
Ameriprise Financial, Inc.	3,885	543,434
Assured Guaranty Ltd. (Bermuda)	3,704	132,344
Athene Holding Ltd. - Class A*	15,160	664,614
Bank of America Corp.	126,128	3,555,548
Citizens Financial Group, Inc.	45,645	1,775,591
Comerica, Inc.	22,571	2,052,155
JPMorgan Chase & Co.	18,853	1,964,483
New Residential Investment Corp. REIT	31,694	554,328
Progressive Corp. (The)	39,369	2,328,676
Regions Financial Corp.	15,998	284,444
S&P Global, Inc.	15,014	3,061,204
Synovus Financial Corp.	817	43,162
		16,959,983

Health Care — 13.8%
AbbVie, Inc.	19,266	1,784,995
Biogen, Inc.*	6,767	1,964,054
Boston Scientific Corp.*	25,836	844,837
Bristol-Myers Squibb Co.	33,251	1,840,110
Celgene Corp.*	13,547	1,075,903
Express Scripts Holding Co.*	28,320	2,186,587
Humana, Inc.	2,521	750,325
IDEXX Laboratories, Inc.*	493	107,444
Johnson & Johnson	11,433	1,387,280
LifePoint Health, Inc.*	11,568	564,518
Vertex Pharmaceuticals, Inc.*	2,065	350,967
Zoetis, Inc.	22,416	1,909,619
		14,766,639

Industrials — 9.1%
Boeing Co. (The)	8,280	2,778,023
Fluor Corp.	4,183	204,047
Harris Corp.	418	60,418
Honeywell International, Inc.	18,249	2,628,768
Lockheed Martin Corp.	251	74,153
ManpowerGroup, Inc.	3,130	269,368
Norfolk Southern Corp.	4,487	676,954
Northrop Grumman Corp.	1,038	319,393
Raytheon Co.	3,515	679,028
Rockwell Automation, Inc.	1,315	218,592
Terex Corp.	35,755	1,508,503
Waste Management, Inc.	3,674	298,843
		9,716,090

Consumer Staples — 8.0%
Colgate-Palmolive Co.	184	11,925
Costco Wholesale Corp.	4,930	1,030,271
Ingredion, Inc.	1,351	149,556
PepsiCo, Inc.	21,860	2,379,898
Philip Morris International, Inc.	12,781	1,031,938
Pilgrim's Pride Corp.*	15,593	313,887
Tyson Foods, Inc. - Class A	22,329	1,537,352
US Foods Holding Corp.*	54,118	2,046,743
		8,501,570

Real Estate — 7.8%
CBRE Group, Inc. - Class A REIT*	24,153	1,153,064
CoreCivic, Inc. REIT	73,474	1,755,294
CubeSmart REIT	14,811	477,210
Liberty Property Trust REIT	5,412	239,914
Park Hotels & Resorts, Inc. REIT	931	28,517
Rayonier, Inc. REIT	38,787	1,500,669
Retail Properties of America, Inc. - Class A REIT	7,066	90,304
STORE Capital Corp. REIT	11,000	301,400
Weyerhaeuser Co. REIT	75,053	2,736,432
		8,282,804

Energy — 7.5%
Centennial Resource Development, Inc. - Class A*	6,004	108,432
Chevron Corp.	17,639	2,230,099

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 115.2% (Continued)

Energy — (Continued)
ConocoPhillips	2,389	$166,322
CONSOL Energy, Inc.*	3,312	127,015
Diamondback Energy, Inc.	1,140	149,990
EOG Resources, Inc.	9,048	1,125,843
Exxon Mobil Corp.	10,914	902,915
Gulfport Energy Corp.*	43,416	545,739
Halliburton Co.	24,287	1,094,372
HollyFrontier Corp.	6,604	451,912
Occidental Petroleum Corp.	11,151	933,116
RPC, Inc.	8,776	127,866
		7,963,621

Utilities — 6.3%
Avangrid, Inc.	5,577	295,191
MDU Resources Group, Inc.	90,621	2,599,010
NextEra Energy, Inc.	10,746	1,794,904
NRG Energy, Inc.	9,896	303,807
PG&E Corp.	25,151	1,070,427
Vistra Energy Corp.*	25,836	611,280
		6,674,619

Telecommunication Services — 2.4%
Verizon Communications, Inc.	51,556	2,593,782

Materials — 1.7%
Freeport-McMoRan, Inc.	97,219	1,678,000
Westlake Chemical Corp.	1,091	117,424
		1,795,424
Total Common Stocks		$122,747,328

Short-Term Investment Fund — 3.9%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	4,118,921	$4,118,921

Total Long Positions
(Cost $121,595,594)		$126,866,249

Securities Sold Short — (18.9%)

Common Stocks — (18.9%)

Financials — (4.4%)
Brighthouse Financial, Inc.*	(8,129)	(325,729)
Credit Acceptance Corp.*	(622)	(219,815)
First Horizon National Corp.	(2,763)	(49,292)
First Republic Bank	(3,555)	(344,088)
New York Community Bancorp, Inc.	(86,884)	(959,199)
Pinnacle Financial Partners, Inc.	(10,847)	(665,463)
TFS Financial Corp.	(132,610)	(2,091,260)
		(4,654,846)

Industrials — (2.7%)
Nielsen Holdings PLC	(42,032)	(1,300,050)
TransDigm Group, Inc.	(4,413)	(1,523,103)
		(2,823,153)

Materials — (2.5%)
Ashland Global Holdings, Inc.	(9,925)	(775,936)
CF Industries Holdings, Inc.	(482)	(21,401)
Owens-Illinois, Inc.*	(56,468)	(949,227)
Sealed Air Corp.	(21,611)	(917,387)
		(2,663,951)

Consumer Discretionary — (2.3%)
International Game Technology PLC	(9,317)	(216,527)
Mattel, Inc.	(8,059)	(132,329)
Tempur Sealy International, Inc.*	(23,613)	(1,134,605)
Tesla, Inc.*	(2,106)	(722,253)
Wayfair, Inc. - Class A*	(2,114)	(251,059)
		(2,456,773)

Information Technology — (1.9%)
FireEye, Inc.*	(49,944)	(768,638)
Nuance Communications, Inc.*	(10,764)	(149,458)
Pandora Media, Inc.*	(127,334)	(1,003,392)
Take-Two Interactive Software, Inc.*	(1,016)	(120,254)
		(2,041,742)

Utilities — (1.9%)
American Water Works Co., Inc.	(9,483)	(809,659)
Aqua America, Inc.	(1,137)	(40,000)
FirstEnergy Corp.	(31,292)	(1,123,696)
		(1,973,355)

Real Estate — (1.6%)
CyrusOne, Inc., REIT	(657)	(38,343)
DDR Corp., REIT	(2,820)	(50,478)
Realty Income Corp., REIT	(8,517)	(458,129)
Uniti Group, Inc., REIT*	(59,641)	(1,194,609)
		(1,741,559)

Consumer Staples — (0.6%)
TreeHouse Foods, Inc.*	(12,902)	(677,484)

Energy — (0.5%)
Parsley Energy, Inc. - Class A*	(407)	(12,324)
Weatherford International PLC (Switzerland)*	(161,288)	(530,637)
		(542,961)

Health Care — (0.5%)
ACADIA Pharmaceuticals, Inc.*	(9,484)	(144,821)
Alnylam Pharmaceuticals, Inc.*	(1,537)	(151,379)
Bluebird Bio, Inc.*	(1,040)	(163,228)
DexCom, Inc.*	(429)	(40,746)
		(500,174)
Total Common Stocks		$(20,075,998)
Total Securities Sold Short
(Proceeds $19,345,857)		$(20,075,998)

6

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value
Written Call Options — (0.9%)
S&P 100 Index
July 2018
Strike Price $1,280	(42)	$(5,016,900)	$(1,260)
S&P 500 Index
August 2018
Strike Price $2,900	(50)	(13,591,850)	(2,500)
S&P 500 Index
August 2018
Strike Price $2,935	(42)	(11,417,154)	(2,520)
S&P 500 Index
July 2018
Strike Price $2,700	(125)	(33,979,625)	(766,625)
S&P 500 Index
July 2018
Strike Price $2,730	(25)	(6,795,925)	(86,750)
S&P 500 Index
July 2018
Strike Price $2,765	(24)	(6,524,088)	(33,600)
S&P 500 Index
July 2018
Strike Price $2,770	(25)	(6,795,925)	(13,600)
S&P 500 Index
July 2018
Strike Price $2,775	(40)	(10,873,480)	(30,120)
S&P 500 Index
July 2018
Strike Price $2,780	(25)	(6,795,925)	(1,500)
S&P 500 Index
June 2018
Strike Price $2,735	(25)	(6,795,925)	(125)
			$(938,600)

Written Put Options — (0.0%)
S&P 500 Index
July 2018
Strike Price $2,760	(6)	(1,631,022)	(29,400)
Total Written Options
(Premiums received $1,688,646)			$(968,000)

Total —99.3%			$105,822,251

Other Assets in Excess of
Liabilities — 0.7%			722,024

Net Assets — 100.0%			$106,544,275

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of June 30, 2018 was $122,747,328.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$122,747,328	$—	$—	$122,747,328
Short-Term Investment Fund	4,118,921	—	—	4,118,921
Total Assets	$126,866,249	$—	$—	$126,866,249
Liabilities:
Securities Sold Short
Common Stocks	$(20,075,998)	$—	$—	$(20,075,998)
Other Financial Instruments
Written Options Equity Contracts	(968,000)	—	—	(968,000)
Total Liabilities	$(21,043,998)	$—	$—	$(21,043,998)
Total	$105,822,251	$—	$—	$105,822,251

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.0%

Alternative Funds — 49.3%
Touchstone Arbitrage Fund	1,625,230	$16,171,043
Touchstone Dynamic Equity Fund	1,009,565	16,536,678
		32,707,721

Fixed Income Funds — 39.7%
Touchstone Credit Opportunities Fund	990,718	9,867,552
Touchstone Flexible Income Fund	916,362	9,841,724
Touchstone Total Return Bond Fund	669,108	6,590,713
		26,299,989

Equity Funds — 10.0%
Touchstone Focused Fund	75,209	3,343,052
Touchstone Value Fund	332,118	3,297,928
		6,640,980
Total Affiliated Mutual Funds		$65,648,690

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares,1.81%∞Ω	657,114	$657,114

Total Investment Securities —100.0%
(Cost $66,731,326)		$66,305,804

Liabilities in Excess of Other Assets — 0.0%		(1,333)

Net Assets — 100.0%		$66,304,471

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$65,648,690	$—	$—	$65,648,690
Short-Term Investment Fund	657,114	—	—	657,114
Total	$66,305,804	$—	$—	$66,305,804

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 80.0%

Fixed Income Funds — 58.4%
Touchstone Credit Opportunities Fund	855,437	$8,520,153
Touchstone Flexible Income Fund	457,968	4,918,580
Touchstone High Yield Fund	601,386	5,003,535
Touchstone Total Return Bond Fund	1,070,879	10,548,158
		28,990,426

Equity Funds — 21.6%
Touchstone International Value Fund	298,446	2,295,052
Touchstone Premium Yield Equity Fund, Class Y	584,861	5,427,511
Touchstone Value Fund	303,275	3,011,521
		10,734,084
Total Affiliated Mutual Funds		$39,724,510

Exchange-Traded Funds — 12.8%
iShares International Select Dividend ETF	29,910	958,615
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	108,200	1,841,564
Vanguard Emerging Markets Government Bond ETF	13,600	1,025,576
Vanguard Global ex-U.S. Real Estate ETF	8,420	489,033
Vanguard REIT ETF	13,500	1,099,575
WisdomTree Emerging Markets High Dividend ETF	21,995	942,926
Total Exchange-Traded Funds		$6,357,289

Exchange-Traded Notes — 6.4%
JPMorgan Alerian MLP Index ETN	118,755	$3,156,508

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	478,256	$478,256

Total Investment Securities —100.2%
(Cost $50,599,342)		$49,716,563

Liabilities in Excess of Other Assets — (0.2%)		(79,436)

Net Assets — 100.0%		$49,637,127

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$39,724,510	$—	$—	$39,724,510
Exchange-Traded Funds	6,357,289	—	—	6,357,289
Exchange-Traded Notes	3,156,508	—	—	3,156,508
Short-Term Investment Fund	478,256	—	—	478,256
Total	$49,716,563	$—	$—	$49,716,563

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – June 30, 2018 (Unaudited)

`		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 83.3%

Equity Funds — 56.2%
Touchstone Growth Opportunities Fund	153,494	$5,456,704
Touchstone International Growth Fund	823,476	10,161,689
Touchstone International Small Cap Fund	165,833	3,046,351
Touchstone International Value Fund	1,566,049	12,042,920
Touchstone Mid Cap Fund	128,035	4,376,232
Touchstone Sands Capital Emerging Markets Growth Fund*	149,056	1,974,989
Touchstone Sands Capital Institutional Growth Fund	182,808	4,557,399
Touchstone Small Cap Value Opportunities Fund*	162,816	3,284,006
Touchstone Value Fund	1,393,006	13,832,546
		58,732,836

Fixed Income Funds — 27.1%
Touchstone Credit Opportunities Fund	401,290	3,996,852
Touchstone Total Return Bond Fund	2,031,322	20,008,520
Touchstone Ultra Short Duration Fixed Income Fund	460,280	4,257,591
		28,262,963
Total Affiliated Mutual Funds		$86,995,799

Exchange-Traded Funds — 16.0%
iShares International Treasury Bond ETF	108,140	5,321,569
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	115,820	1,971,256
Vanguard FTSE Emerging Markets ETF	94,760	3,998,872
Vanguard Total International Bond ETF	99,625	5,450,484
Total Exchange-Traded Funds		$16,742,181

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	1,061,603	$1,061,603

Total Investment Securities —100.3%
(Cost $101,747,999)		$104,799,583

Liabilities in Excess of Other Assets — (0.3%)		(323,360)

Net Assets — 100.0%		$104,476,223

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$86,995,799	$—	$—	$86,995,799
Exchange-Traded Funds	16,742,181	—	—	16,742,181
Short-Term Investment Fund	1,061,603	—	—	1,061,603
Total	$104,799,583	$—	$—	$104,799,583

See accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$121,595,594	$66,731,326	$50,599,342	$101,747,999
Affiliated securities, at market value	$—	$65,648,690	$39,724,510	$86,995,799
Non-affiliated securities, at market value	126,866,249	657,114	9,992,053	17,803,784
Cash deposits held at prime broker	974,599	—	—	—
Dividends and interest receivable	132,011	—	6,119	—
Receivable for capital shares sold	26,562	90,650	1,721	2,282
Receivable for investments sold	85,480	35,447	55,057	398,291
Receivable from Investment Advisor	—	3,597	—	—
Other assets	30,909	17,480	17,255	17,170
Total Assets	128,115,810	66,452,978	49,796,715	105,217,326

Liabilities
Bank overdrafts	—	35,398	55,055	398,286
Written options, at market value (A)	968,000	—	—	—
Securities sold short (B)	20,075,998	—	—	—
Dividend and interest payable on securities sold short	45,041	—	—	—
Payable for capital shares redeemed	323,947	73,439	53,592	239,126
Payable to Investment Advisor	75,506	—	2,127	10,647
Payable to other affiliates	19,344	3,105	11,728	26,785
Payable to Trustees	3,612	3,612	3,612	3,612
Payable for professional services	12,347	10,693	11,004	11,216
Payable to Transfer Agent	31,605	18,585	17,127	44,145
Other accrued expenses and liabilities	16,135	3,675	5,343	7,286
Total Liabilities	21,571,535	148,507	159,588	741,103

Net Assets	$106,544,275	$66,304,471	$49,637,127	$104,476,223

Net assets consist of:
Paid-in capital	$96,299,651	$66,131,620	$54,858,656	$100,529,306
Undistributed net investment income	837,411	76	55	410
Accumulated net realized gains (losses) on investments, written options and securities sold short	4,146,053	598,297	(4,338,805)	894,923
Net unrealized appreciation (depreciation) on investments, written options and securities sold short	5,261,160	(425,522)	(882,779)	3,051,584
Net Assets	$106,544,275	$66,304,471	$49,637,127	$104,476,223
(A) Premiums received for written options:	$1,688,646	$—	$—	$—
(B) Proceeds received for securities sold short:	$19,345,857	$—	$—	$—

See accompanying Notes to Financial Statements.

11

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$10,225,996	$13,630,717	$29,751,478	$64,234,457
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	638,258	1,220,219	2,310,960	5,150,314
Net asset value per share*	$16.02	$11.17	$12.87	$12.47
Maximum sale charge - Class A Shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$17.00	$11.85	$13.66	$13.23

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,548,520	$6,351,400	$15,145,906	$30,562,993
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	442,253	571,134	1,173,345	2,505,226
Net asset value and offering price per share**	$14.81	$11.12	$12.91	$12.20

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$73,172,306	$46,322,354	$4,739,743	$9,678,773
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,484,186	4,148,027	367,373	768,917
Net asset value, offering price and redemption price per share	$16.32	$11.17	$12.90	$12.59

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$16,597,453	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,013,371	—	—	—
Net asset value, offering price and redemption price per share	$16.38	$—	$—	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

12

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$—	$535,227	$733,832	$903,332
Dividends from non-affiliated securities(A)	1,208,034	5,350	229,556	118,771
Total Investment Income	1,208,034	540,577	963,388	1,022,103
Expenses
Investment advisory fees	479,854	63,246	52,075	137,201
Administration fees	81,858	45,853	37,755	79,577
Compliance fees and expenses	717	717	717	717
Custody fees	7,602	1,948	2,275	2,436
Professional fees	13,435	11,236	11,141	12,519
Transfer Agent fees, Class A	7,928	7,755	16,035	41,623
Transfer Agent fees, Class C	3,935	2,743	7,045	16,328
Transfer Agent fees, Class Y	35,761	30,522	3,738	7,923
Transfer Agent fees, Institutional Class	38	—	—	—
Registration Fees, Class A	7,819	9,180	9,393	9,250
Registration Fees, Class C	7,757	9,177	9,189	9,338
Registration Fees, Class Y	7,911	9,527	9,640	9,269
Registration Fees, Institutional Class	8,657	—	—	—
Dividend expense on securities sold short	384,190	—	—	—
Interest expense on securities sold short	94,332	—	—	—
Reports to Shareholders, Class A	2,430	2,348	3,018	5,012
Reports to Shareholders, Class C	2,195	2,044	2,405	3,121
Reports to Shareholders, Class Y	4,791	4,282	1,818	1,839
Reports to Shareholders, Institutional Class	1,760	—	—	—
Distribution expenses, Class A	14,683	16,845	37,617	83,071
Distribution and shareholder servicing expenses, Class C	34,873	34,032	82,079	159,464
Trustee fees	7,099	7,099	7,099	7,099
Other expenses	11,179	12,731	11,057	24,700
Total Expenses	1,220,804	271,285	304,096	610,487
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(10,082)	(144,489)	(121,879)	(236,189)
Net Expenses	1,210,722	126,796	182,217	374,298
Net Investment Income (Loss)	(2,688)	413,781	781,171	647,805
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments in non-affiliated securities	7,298,367	5	223,151	60,158
Net realized gains on investments in affiliated securities	—	236,786	337,694	2,008,010
Net realized losses on written options	(2,536,198)	—	—	—
Net realized losses on securities sold short	(486,233)	—	—	—
Net change in unrealized appreciation (depreciation) on investments in non-affiliated securities	(4,819,217)	—	(623,821)	(673,807)
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	—	(866,587)	(1,245,282)	(1,990,361)
Net change in unrealized appreciation (depreciation) on written options	862,213	—	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	(600,974)	—	—	—
Net Realized and Unrealized Losses on Investments	$(282,042)	$(629,796)	$(1,308,258)	$(596,000)
Change in Net Assets Resulting from Operations	$(284,730)	$(216,015)	$(527,087)	$51,805
(A) Net of foreign tax withholding of:	$226	$—	$—	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets

			Touchstone
	Touchstone		Controlled Growth
	Dynamic Equity		with Income
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017	(Unaudited)	2017
From Operations
Net investment income (loss)	$(2,688)	$756,816	$413,781	$723,009
Net realized gains on investments, written options, securities sold short and capital gain distributions received	4,275,936	3,478,577	236,791	1,593,827
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	(4,557,978)	4,280,320	(866,587)	(273,276)
Change in Net Assets from Operations	(284,730)	8,515,713	(216,015)	2,043,560

Distributions to Shareholders from:
Net investment income, Class A	—	(172,553)	(92,611)	(392,674)
Net investment income, Class C	—	(17,388)	(20,110)	(157,807)
Net investment income, Class Y	—	(1,502,582)	(376,876)	(705,777)
Net investment income, Institutional Class	—	(269,033)	—	—
Net realized gains, Class A	—	—	—	(251,227)
Net realized gains, Class C	—	—	—	(137,460)
Net realized gains, Class Y	—	—	—	(456,450)
Total Distributions	—	(1,961,556)	(489,597)	(2,101,395)

Net Increase (Decrease) from Share Transactions(A)	(10,617,379)	(32,574,490)	20,446,125	7,526,552

Total Increase (Decrease) in Net Assets	(10,902,109)	(26,020,333)	19,740,513	7,468,717

Net Assets
Beginning of period	117,446,384	143,466,717	46,563,958	39,095,241
End of period	$106,544,275	$117,446,384	$66,304,471	$46,563,958
Undistributed Net Investment Income	$837,411	$840,099	$76	$75,892

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16 to 17.

See accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Dynamic Diversified		Dynamic Global
Income		Allocation
Fund		Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
June 30, 2018	December 31,	June 30, 2018	December 31,
(Unaudited)	2017	(Unaudited)	2017

$781,171	$1,921,042	$647,805	$1,769,186
560,845	1,753,424	2,068,168	7,574,089
(1,869,103)	724,674	(2,664,168)	5,789,689
(527,087)	4,399,140	51,805	15,132,964

(524,270)	(1,098,589)	(458,086)	(1,388,162)
(211,663)	(562,777)	(104,415)	(479,001)
(99,669)	(313,257)	(84,894)	(317,210)
—	—	—	—
—	—	—	(1,780,428)
—	—	—	(893,346)
—	—	—	(345,932)
(835,602)	(1,974,623)	(647,395)	(5,204,079)

(4,732,492)	(10,596,050)	(8,286,681)	(18,882,989)

(6,095,181)	(8,171,533)	(8,882,271)	(8,954,104)
55,732,308	63,903,841	113,358,494	122,312,598
$49,637,127	$55,732,308	$104,476,223	$113,358,494
$55	$54,486	$410	$—

15

Statements of Changes in Net Assets - Capital Stock Activity

					Touchstone Controlled Growth with
	Touchstone Dynamic Equity Fund				Income Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	June 30, 2018		Ended		June 30, 2018		Ended
	(Unaudited)		December 31, 2017		(Unaudited)		December 31, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	27,855	$443,646	353,076	$5,377,621	113,674	$1,274,424	303,844	$3,468,209
Reinvestment of distributions	—	—	7,994	128,493	7,202	79,889	48,990	556,582
Cost of Shares redeemed	(183,678)	(2,946,054)	(589,851)	(9,086,483)	(117,141)	(1,314,800)	(502,871)	(5,701,203)
Change from Class A Share Transactions	(155,823)	(2,502,408)	(228,781)	(3,580,369)	3,735	39,513	(150,037)	(1,676,412)
Class C
Proceeds from Shares sold	10,451	154,955	50,212	707,386	16,249	180,845	29,116	328,559
Reinvestment of distributions	—	—	1,002	14,943	1,750	19,309	24,655	278,667
Cost of Shares redeemed	(86,934)	(1,301,099)	(406,227)	(5,729,141)	(98,126)	(1,093,015)	(297,154)	(3,360,934)
Change from Class C Share Transactions	(76,483)	(1,146,144)	(355,013)	(5,006,812)	(80,127)	(892,861)	(243,383)	(2,753,708)
Class Y
Proceeds from Shares sold	608,770	9,932,145	1,098,715	17,160,953	2,542,807	28,740,748	1,581,705	18,104,152
Reinvestment of distributions	—	—	81,200	1,326,786	27,924	309,762	91,326	1,037,072
Cost of Shares redeemed	(1,147,826)	(18,698,372)	(2,421,782)	(37,844,868)	(693,463)	(7,751,037)	(631,444)	(7,184,552)
Change from Class Y Share Transactions	(539,056)	(8,766,227)	(1,241,867)	(19,357,129)	1,877,268	21,299,473	1,041,587	11,956,672
Institutional Class
Proceeds from Shares sold	495,081	8,211,653	192,301	3,055,212	—	—	—	—
Reinvestment of distributions	—	—	16,404	269,033	—	—	—	—
Cost of Shares redeemed	(394,989)	(6,414,253)	(512,753)	(7,954,425)	—	—	—	—
Change from Institutional Class Share Transactions	100,092	1,797,400	(304,048)	(4,630,180)	—	—	—	—
Change from Share Transactions	(671,270)	$(10,617,379)	(2,129,709)	$(32,574,490)	1,800,876	$20,446,125	648,167	$7,526,552

See accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Dynamic Diversified Income Fund				Touchstone Dynamic Global Allocation Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
June 30, 2018		Ended		June 30, 2018		Ended
(Unaudited)		December 31, 2017		(Unaudited)		December 31, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

64,858	$849,626	401,156	$5,259,270	114,419	$1,458,561	716,112	$8,837,278
33,266	428,177	70,474	920,921	30,944	385,058	215,982	2,698,804
(149,894)	(1,980,707)	(333,704)	(4,369,901)	(375,499)	(4,766,108)	(975,863)	(11,955,496)
(51,770)	(702,904)	137,926	1,810,290	(230,136)	(2,922,489)	(43,769)	(419,414)

9,414	123,157	26,492	344,679	21,205	262,740	48,124	577,714
15,215	196,436	36,118	472,792	8,154	99,154	102,183	1,250,762
(192,767)	(2,540,400)	(697,581)	(9,140,377)	(213,862)	(2,659,181)	(1,433,517)	(17,202,035)
(168,138)	(2,220,807)	(634,971)	(8,322,906)	(184,503)	(2,297,287)	(1,283,210)	(15,373,559)

55,200	728,634	245,116	3,207,612	49,351	637,966	221,787	2,764,144
7,095	91,555	22,210	290,334	6,025	75,676	43,907	552,987
(198,345)	(2,628,970)	(578,782)	(7,581,380)	(293,125)	(3,780,547)	(518,100)	(6,407,147)
(136,050)	(1,808,781)	(311,456)	(4,083,434)	(237,749)	(3,066,905)	(252,406)	(3,090,016)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(355,958)	$(4,732,492)	(808,501)	$(10,596,050)	(652,388)	$(8,286,681)	(1,579,385)	$(18,882,989)

17

Statement of Cash Flows

For the Six Months Ended June 30, 2018 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities

Change in net assets resulting from operations	$(284,730)

Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(157,058,865)
Proceeds from disposition of investments	173,779,687
Net proceeds of disposition of purchased options	660,842
Premiums received on call and put options written	12,427,468
Covers of written options	(14,813,979)
Proceeds from securities sold short	34,322,671
Covers of securities sold short	(38,274,433)
Net sales of short term securities	2,285,098
Increase in receivable for investments sold	(85,480)
Return of capital received from investments	5,385
Decrease in tax reclaim receivable	207
Increase in cash deposits held at prime broker	(974,599)
Decrease in due to prime broker	(1,936,681)
Decrease in dividends and interest receivable	76,987
Increase in other assets	(16,094)
Increase in dividend and interest payable on securities sold short	29,975
Decrease in payable to Trustees	(3,858)
Decrease in payable to cover written options	(77,262)
Decrease in payable to Investment Advisor	(9,587)
Decrease in payable to other affiliates	(3,825)
Decrease in other accrued expenses and liabilities	(28,209)
Net realized (gains) on investments	(7,298,367)
Net realized losses on written options	2,536,198
Net realized losses on securities sold short	486,233
Net change in unrealized (appreciation) depreciation on investments	4,819,217
Net change in unrealized (appreciation) depreciation on written options	(862,213)
Net change in unrealized (appreciation) depreciation on securities sold short	600,974
Net cash provided by operating activities	10,302,760

Cash Flows used in Financing Activities
Proceeds from shares sold	18,929,649
Cash distributions paid	—
Cost of shares redeemed	(29,232,409)
Net cash used in financing activities	(10,302,760)

Net change in cash	—
Cash - beginning of the period	—
Cash - end of period	$—

Supplemental disclosure of cash flow information:
Dividend and interest expense paid	$448,547

See accompanying Notes to Financial Statements.

18

Financial Highlights

Touchstone Dynamic Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.06	$15.18	$14.52	$13.59	$13.15	$11.05
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	0.06	(A)	0.19	(A)	0.13	—	(A)(B)	0.04
Net realized and unrealized gains (losses) on investments	(0.02)	1.04	0.53	0.80	0.48	2.06
Total from investment operations	(0.04)	1.10	0.72	0.93	0.48	2.10
Distributions from:
Net investment income	—	(0.22)	(0.06)	—	(0.04)	—
Net asset value at end of period	$16.02	$16.06	$15.18	$14.52	$13.59	$13.15
Total return(C)	(0.19	%)(D)	7.18%	4.95%	6.84%	3.64%	19.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,226	$12,752	$15,525	$12,029	$11,546	$15,300
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.40	%(F)	1.94%	1.90%	2.01%	2.07%	2.21%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.47	%(F)	2.00%	1.91%	2.16%	2.18%	2.41%
Net investment income (loss)	(0.26	)%(F)	0.40%	1.30%	0.87%	0.01%	0.30%
Portfolio turnover rate	118	%(D)	236%	245%	235%	236%	382%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.55%, 1.55%, 1.55%, 1.55%, 1.55% and 1.55% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.62%, 1.61%, 1.56%, 1.70%, 1.66% and 1.75% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

19

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015	2014		2013
Net asset value at beginning of period	$14.90		$14.03		$13.47		$12.70	$12.35		$10.46
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(A)	(0.05	)(A)	0.07	(A)	0.02	(0.09	)(A)	(0.08	)(A)
Net realized and unrealized gains (losses) on investments	(0.02)		0.95		0.49		0.75	0.44		1.97
Total from investment operations	(0.09)		0.90		0.56		0.77	0.35		1.89
Distributions from:
Net investment income	—		(0.03)		—		—	—		—
Net asset value at end of period	$14.81		$14.90		$14.03		$13.47	$12.70		$12.35
Total return(B)	(0.54	%)(C)	6.37%		4.16%		6.06%	2.83%		18.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,549		$7,727		$12,256		$10,911	$10,486		$10,261
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	3.15	%(E)	2.69%		2.65%		2.76%	2.82%		2.96%
Gross expenses (including dividend and interest expense on securities sold short)(F)	3.31	%(E)	2.81%		2.71%		2.90%	2.96%		3.20%
Net investment income (loss)	(1.01	%)(E)	(0.35%)		0.55%		0.12%	(0.74%)		(0.45%)
Portfolio turnover rate	118	%(C)	236%		245%		235%	236%		382%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 2.30%, 2.30%, 2.30%, 2.30%, 2.30% and 2.30% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.46%, 2.42%, 2.36%, 2.44%, 2.44% and 2.54% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

20

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.32	$15.45	$14.76	$13.80	$13.37	$11.22
Income (loss) from investment operations:
Net investment income	0.01	(A)	0.12	(A)	0.24	(A)	0.17	0.04	(A)	0.07
Net realized and unrealized gains (losses) on investments	(0.01)	1.05	0.54	0.81	0.49	2.08
Total from investment operations	—	1.17	0.78	0.98	0.53	2.15
Distributions from:
Net investment income	—	(0.30)	(0.09)	(0.02)	(0.10)	(—	)(B)
Net asset value at end of period	$16.32	$16.32	$15.45	$14.76	$13.80	$13.37
Total return	0.00	%(C)	7.59%	5.31%	7.12%	3.95%	19.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$73,172	$82,004	$96,807	$64,986	$43,349	$24,066
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.04	%(E)	1.60%	1.57%	1.71%	1.78	%(F)	1.96	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.04	%(E)	1.60%	1.57%	1.71%	1.76%	1.95%
Net investment income	0.10	%(E)	0.74%	1.64%	1.17%	0.30%	0.55%
Portfolio turnover rate	118	%(C)	236%	245%	235%	236%	382%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.19%, 1.21%, 1.22%, 1.25%, 1.26% and 1.30% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.19%, 1.21%, 1.22%, 1.25%, 1.24% and 1.29% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

21

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.38	$15.51	$14.82	$13.83	$13.39	$11.23
Income (loss) from investment operations:
Net investment income	0.01	(A)	0.11	(A)	0.24	(A)	0.16	0.04	(A)	0.12
Net realized and unrealized gains (losses) on investments	(0.01)	1.06	0.54	0.83	0.49	2.05
Total from investment operations	—	1.17	0.78	0.99	0.53	2.17
Distributions from:
Net investment income	—	(0.30)	(0.09)	(—	)(B)	(0.09)	(0.01)
Net asset value at end of period	$16.38	$16.38	$15.51	$14.82	$13.83	$13.39
Total return	0.00	%(C)	7.54%	5.27%	7.19%	3.98%	19.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,597	$14,964	$18,879	$9,242	$12,297	$15,523
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.04	%(E)	1.62%	1.59	%(F)	1.71%	1.77	%(F)	1.91%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.04	%(E)	1.62%	1.54%	1.72%	1.76%	1.95%
Net investment income	0.10	%(E)	0.72%	1.61%	1.17%	0.31%	0.60%
Portfolio turnover rate	118	%(C)	236%	245%	235%	236%	382%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.19%, 1.23%, 1.24%, 1.25%, 1.25% and 1.25% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.19%, 1.23%, 1.19%, 1.26%, 1.24% and 1.29% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

22

Financial Highlights (Continued)

Touchstone Controlled Growth with Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.26	$11.22	$10.83	$11.08	$10.93	$10.50
Income (loss) from investment operations:
Net investment income	0.07	0.22	0.15	0.14	0.21	0.19	(A)
Net realized and unrealized gains (losses) on investments	(0.08)	0.36	0.47	(0.22)	0.17	0.45
Total from investment operations	(0.01)	0.58	0.62	(0.08)	0.38	0.64
Distributions from:
Net investment income	(0.08)	(0.33)	(0.23)	(0.17)	(0.23)	(0.21)
Realized capital gains	—	(0.21)	(—	)(B)	—	—	—
Total distributions	(0.08)	(0.54)	(0.23)	(0.17)	(0.23)	(0.21)
Net asset value at end of period	$11.17	$11.26	$11.22	$10.83	$11.08	$10.93
Total return(C)	(0.12	%)(D)	5.23%	5.82%	(0.68%)	3.51%	6.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,631	$13,700	$15,327	$15,542	$17,408	$24,857
Ratio to average net assets:
Net expenses(E)	0.49	%(F)	0.49%	0.49%	0.49%	0.46%	0.35%
Gross expenses(E)	0.99	%(F)	1.03%	1.04%	0.96%	0.89%	0.89%
Net investment income	1.22	%(F)	1.85%	1.38%	1.25%	1.79%	1.42%
Portfolio turnover rate	14	%(D)	39%	41%	92%	11%	30%

Touchstone Controlled Growth with Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.21	$11.16	$10.78	$11.03	$10.88	$10.45
Income (loss) from investment operations:
Net investment income	0.04	0.15	0.07	0.06	0.12	0.11	(A)
Net realized and unrealized gains (losses) on investments	(0.10)	0.35	0.46	(0.22)	0.18	0.45
Total from investment operations	(0.06)	0.50	0.53	(0.16)	0.30	0.56
Distributions from:
Net investment income	(0.03)	(0.24)	(0.15)	(0.09)	(0.15)	(0.13)
Realized capital gains	—	(0.21)	(—	)(B)	—	—	—
Total distributions	(0.03)	(0.45)	(0.15)	(0.09)	(0.15)	(0.13)
Net asset value at end of period	$11.12	$11.21	$11.16	$10.78	$11.03	$10.88
Total return(C)	(0.51	%)(D)	4.52%	4.95%	(1.45%)	2.76%	5.36%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,351	$7,301	$9,986	$11,281	$14,357	$15,275
Ratio to average net assets:
Net expenses(E)	1.24	%(F)	1.24%	1.24%	1.24%	1.21%	1.10%
Gross expenses(E)	1.86	%(F)	1.83%	1.81%	1.68%	1.65%	1.64%
Net investment income	0.47	%(F)	1.10%	0.63%	0.50%	1.04%	0.99%
Portfolio turnover rate	14	%(D)	39%	41%	92%	11%	30%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include expenses of the underlying funds.
(F)	Annualized.

See accompanying Notes to Financial Statements.

23

Financial Highlights (Continued)

Touchstone Controlled Growth with Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.26	$11.21	$10.83	$11.08	$10.93	$10.51
Income (loss) from investment operations:
Net investment income	0.10	0.23	0.16	0.17	0.25	0.21	(A)
Net realized and unrealized gains (losses) on investments	(0.10)	0.39	0.48	(0.22)	0.16	0.45
Total from investment operations	—	0.62	0.64	(0.05)	0.41	0.66
Distributions from:
Net investment income	(0.09)	(0.36)	(0.26)	(0.20)	(0.26)	(0.24)
Realized capital gains	—	(0.21)	(—	)(B)	—	—	—
Total distributions	(0.09)	(0.57)	(0.26)	(0.20)	(0.26)	(0.24)
Net asset value at end of period	$11.17	$11.26	$11.21	$10.83	$11.08	$10.93
Total return	0.01	%(C)	5.59%	5.99%	(0.43%)	3.78%	6.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,322	$25,563	$13,782	$8,802	$11,931	$23,230
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.24%	0.24%	0.24%	0.21%	0.10%
Gross expenses(D)	0.66	%(E)	0.82%	0.90%	0.79%	0.65%	0.62%
Net investment income	1.47	%(E)	2.10%	1.63%	1.50%	2.04%	1.99%
Portfolio turnover rate	14	%(C)	39%	41%	92%	11%	30%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Ratio does not include expenses of the underlying funds.
(E)	Annualized.

See accompanying Notes to Financial Statements.

24

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$13.23		$12.73	$12.15	$12.66	$12.37	$11.13
Income (loss) from investment operations:
Net investment income	0.21		0.44	0.48	0.18	0.22	0.17
Net realized and unrealized gains (losses) on investments	(0.34)		0.53	0.58	(0.50)	0.33	1.30
Total from investment operations	(0.13)		0.97	1.06	(0.32)	0.55	1.47
Distributions from:
Net investment income	(0.23)		(0.47)	(0.48)	(0.19)	(0.26)	(0.23)
Net asset value at end of period	$12.87		$13.23	$12.73	$12.15	$12.66	$12.37
Total return(A)	(0.99	%)(B)	7.74%	8.81%	(2.54%)	4.46%	13.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,751		$31,264	$28,316	$29,754	$35,689	$46,285
Ratio to average net assets:
Net expenses(C)	0.49	%(D)	0.49%	0.49%	0.49%	0.46%	0.35%
Gross expenses(C)	0.91	%(D)	0.90%	0.90%	0.86%	0.83%	0.86%
Net investment income	3.21	%(D)	3.44%	3.73%	1.38%	1.61%	1.42%
Portfolio turnover rate	7	%(B)	25%	32%	77%	11%	32%

Touchstone Dynamic Diversified Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$13.26		$12.75	$12.17	$12.67	$12.36	$11.12
Income (loss) from investment operations:
Net investment income	0.18		0.38	0.38	0.09	0.11	0.08
Net realized and unrealized gains (losses) on investments	(0.35)		0.50	0.58	(0.50)	0.33	1.30
Total from investment operations	(0.17)		0.88	0.96	(0.41)	0.44	1.38
Distributions from:
Net investment income	(0.18)		(0.37)	(0.38)	(0.09)	(0.13)	(0.14)
Net asset value at end of period	$12.91		$13.26	$12.75	$12.17	$12.67	$12.36
Total return(A)	(1.30	%)(B)	6.93%	7.98%	(3.22%)	3.59%	12.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,146		$17,792	$25,197	$27,414	$32,961	$36,681
Ratio to average net assets:
Net expenses(C)	1.24	%(D)	1.24%	1.24%	1.24%	1.21%	1.10%
Gross expenses(C)	1.70	%(D)	1.64%	1.63%	1.57%	1.57%	1.58%
Net investment income	2.46	%(D)	2.69%	2.98%	0.63%	0.86%	0.67%
Portfolio turnover rate	7	%(B)	25%	32%	77%	11%	32%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$13.26		$12.75	$12.17	$12.68	$12.39	$11.15
Income (loss) from investment operations:
Net investment income	0.27		0.54	0.55	0.22	0.27	0.22
Net realized and unrealized gains (losses) on investments	(0.39)		0.47	0.54	(0.51)	0.31	1.28
Total from investment operations	(0.12)		1.01	1.09	(0.29)	0.58	1.50
Distributions from:
Net investment income	(0.24)		(0.50)	(0.51)	(0.22)	(0.29)	(0.26)
Net asset value at end of period	$12.90		$13.26	$12.75	$12.17	$12.68	$12.39
Total return	(0.86	%)(A)	8.06%	9.06%	(2.29%)	4.72%	13.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,740		$6,675	$10,391	$18,168	$23,466	$34,079
Ratio to average net assets:
Net expenses(B)	0.24	%(C)	0.24%	0.24%	0.24%	0.21%	0.10%
Gross expenses(B)	1.02	%(C)	0.84%	0.73%	0.65%	0.58%	0.59%
Net investment income	3.46	%(C)	3.69%	3.98%	1.63%	1.86%	1.67%
Portfolio turnover rate	7	%(A)	25%	32%	77%	11%	32%

(A)	Not annualized.
(B)	Ratio does not include expenses of the underlying funds.
(C)	Annualized.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015		2014	2013
Net asset value at beginning of period	$12.56		$11.56	$12.01	$12.89		$12.99	$11.30
Income (loss) from investment operations:
Net investment income	0.09		0.21	0.28	0.18		0.20	0.17
Net realized and unrealized gains (losses) on investments	(0.09)		1.39	0.06	(0.57)		0.46	1.77
Total from investment operations	—		1.60	0.34	(0.39)		0.66	1.94
Distributions from:
Net investment income	(0.09)		(0.26)	(0.28)	(0.19)		(0.25)	(0.25)
Realized capital gains	—		(0.34)	(0.51)	(0.30)		(0.51)	—
Total distributions	(0.09)		(0.60)	(0.79)	(0.49)		(0.76)	(0.25)
Net asset value at end of period	$12.47		$12.56	$11.56	$12.01		$12.89	$12.99
Total return(A)	(0.01	%)(B)	13.96%	2.80%	(3.09%)		5.06%	17.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$64,234		$67,562	$62,689	$71,201		$56,893	$68,184
Ratio to average net assets:
Net expenses(C)	0.49	%(D)	0.49%	0.49%	0.49%		0.46%	0.35%
Gross expenses(C)	0.90	%(D)	0.91%	0.92%	0.90%		0.89%	0.93%
Net investment income	1.37	%(D)	1.72%	2.26%	1.75%		1.44%	1.27%
Portfolio turnover rate	10	%(B)	32%	39%	68	%(E)	11%	38%

Touchstone Dynamic Global Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015		2014	2013
Net asset value at beginning of period	$12.28		$11.31	$11.77	$12.67		$12.79	$11.13
Income (loss) from investment operations:
Net investment income	0.04		0.12	0.19	0.10		0.09	0.06
Net realized and unrealized gains (losses) on investments	(0.08)		1.35	0.05	(0.58)		0.45	1.77
Total from investment operations	(0.04)		1.47	0.24	(0.48)		0.54	1.83
Distributions from:
Net investment income	(0.04)		(0.16)	(0.19)	(0.12)		(0.15)	(0.17)
Realized capital gains	—		(0.34)	(0.51)	(0.30)		(0.51)	—
Total distributions	(0.04)		(0.50)	(0.70)	(0.42)		(0.66)	(0.17)
Net asset value at end of period	$12.20		$12.28	$11.31	$11.77		$12.67	$12.79
Total return(A)	(0.31	%)(B)	13.10%	2.00%	(3.81%)		4.20%	16.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,563		$33,039	$44,946	$53,417		$43,844	$49,601
Ratio to average net assets:
Net expenses(C)	1.24	%(D)	1.24%	1.24%	1.24%		1.21%	1.11%
Gross expenses(C)	1.66	%(D)	1.66%	1.65%	1.62%		1.62%	1.65%
Net investment income	0.62	%(D)	0.97%	1.51%	1.00%		0.69%	0.52%
Portfolio turnover rate	10	%(B)	32%	39%	68	%(E)	11%	38%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015		2014	2013
Net asset value at beginning of period	$12.67		$11.66	$12.11	$12.98		$13.09	$11.38
Income (loss) from investment operations:
Net investment income	0.11		0.24	0.32	0.23		0.28	0.21
Net realized and unrealized gains (losses) on investments	(0.09)		1.40	0.05	(0.58)		0.40	1.78
Total from investment operations	0.02		1.64	0.37	(0.35)		0.68	1.99
Distributions from:
Net investment income	(0.10)		(0.29)	(0.31)	(0.22)		(0.28)	(0.28)
Realized capital gains	—		(0.34)	(0.51)	(0.30)		(0.51)	—
Total distributions	(0.10)		(0.63)	(0.82)	(0.52)		(0.79)	(0.28)
Net asset value at end of period	$12.59		$12.67	$11.66	$12.11		$12.98	$13.09
Total return	0.20	%(A)	14.21%	3.03%	(2.75%)		5.21%	17.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,679		$12,758	$14,678	$17,711		$16,719	$30,498
Ratio to average net assets:
Net expenses(B)	0.24	%(C)	0.24%	0.24%	0.24%		0.21%	0.10%
Gross expenses(B)	0.82	%(C)	0.78%	0.75%	0.72%		0.62%	0.60%
Net investment income	1.62	%(C)	1.97%	2.51%	2.00%		1.69%	1.53%
Portfolio turnover rate	10	%(A)	32%	39%	68	%(D)	11%	38%

(A)	Not annualized.
(B)	Ratio does not include expenses of the underlying funds.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

28

Notes to Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty-five funds, including the following four funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Controlled Growth with Income Fund (“Controlled Growth with Income Fund”)

Touchstone Dynamic Diversified Income Fund (“Dynamic Diversified Income Fund”)

Touchstone Dynamic Global Allocation Fund (“Dynamic Global Allocation Fund”)

Each Fund is diversified. Additionally, the Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Wilshire Associates Incorporated, which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated and unaffiliated underlying equity, fixed income and alternative funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity, fixed-income and alternative funds in the following ranges:

	Equity Fund	Fixed-Income	Alternative
	Allocation	Fund Allocation	Fund Allocation
Controlled Growth with Income Fund	0-25%	25-50%	50-75%
Dynamic Diversified Income Fund	25-55%	25-55%	0-30%
Dynamic Global Allocation Fund	45-75%	25-55%	N/A

The investment goal of each of the Underlying Funds that the Allocation Funds invested in is as follows:

Fund	Investment Goal
Touchstone Arbitrage Fund	Seeks to achieve positive absolute returns over the long-term regardless of market conditions.
Touchstone Credit Opportunities Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Dynamic Equity Fund	Seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Touchstone Flexible Income Fund	Seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.
Touchstone Focused Fund	Seeks capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone International Growth Fund	Seeks long-term capital growth.
Touchstone International Small Cap Fund	Seeks to provide investors with capital appreciation.
Touchstone International Value Fund	Seeks long-term capital growth.
Touchstone Mid Cap Fund	Seeks long-term capital growth.

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone Premium Yield Equity Fund	Seeks long-term growth of capital and high current income.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Opportunities Fund	Seeks to provide investors with long-term capital growth.
Touchstone Total Return Bond Fund	Seeks current income. Capital appreciation is a secondary goal.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Government Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
iShares International Select Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
iShares International Treasury Bond ETF	Seeks to track the investment results of an index composed of non-U.S. developed market government bonds.
JPMorgan Alerian MLP Index ETN	Seeks to replicate, net of expenses, the Alerian MLP Index. The index tracks the performance of midstream energy Master Limited Partnerships.
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EMG Core Index (GBIEMCOR), which is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer.
Vanguard Emerging Markets Government Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government related issuers in emerging market countries.
Vanguard FTSE Emerging Markets ETF	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Vanguard Global ex-U.S. Real Estate ETF	Seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Vanguard REIT ETF	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of investment-grade bonds issued outside of the United States.
WisdomTree Emerging Markets High Dividend ETF	Seeks to track the investment results of high-dividend-yielding companies in the emerging markets region.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Dynamic Equity Fund is registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Allocation Funds are registered to offer the following classes of shares: Class A shares, Class C shares and Class Y shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

30

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the six months ended June 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange

31

Notes to Financial Statements (Unaudited) (Continued)

rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued

32

Notes to Financial Statements (Unaudited) (Continued)

at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statements of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2018, the Dynamic Equity Fund had securities sold short with a fair value of $(20,075,998) and pledged securities with a fair value of $122,747,328 as collateral and pledged cash collateral held at prime broker of $974,599 for both securities sold short and written options.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2018, the Dynamic Equity Fund had written options with a fair value of $(968,000) and pledged securities with a fair value of $122,747,328 as collateral and pledged cash collateral held at prime broker of $974,599 for both securities sold short and written options.

Real Estate Investment Trusts — The Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Fund to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Dynamic Equity Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination.

33

Notes to Financial Statements (Unaudited) (Continued)

Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Dynamic Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2018, the Dynamic Equity Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$(968,000)

The following table presents the Dynamic Equity Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2018:

Gross Amounts
Available for Offset
	Gross Amount of	in Statement of	Non-cash
	Recognized	Assets and	Collateral	Cash Collateral
	Liabilities	Liabilities	Pledged	Pledged	Net Amount(B)
Written Options(A)	$968,000	$—	$(923,170)	$(44,830)	$—

(A)	Pershing LLC is the counterparty.

(B)	Net amount represents the net amount payable due to the counterparty in the event of default.

34

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure as of June 30, 2018:

Fair Value of Derivative Investments As of June 30, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Dynamic Equity Fund	Written Options - Equity Contracts*	$—	$(968,000)

*	Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect on the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended June 30, 2018:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended June 30, 2018
			Change in
			Unrealized
		Realized Gains	Appreciation
	Derivatives not accounted for as hedging	(Losses)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Dynamic Equity Fund	Purchased Options - Equity Contacts*	$660,843	$—
	Written Options - Equity Contacts**	(2,536,198)	862,213

* Statements of Operations Location: Net realized gains on investments in non-affiliated securities.

** Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended June 30, 2018, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic
Equity
Fund
Equity contracts:
Purchased Options - Cost*	$—
Written Options - Premiums received	2,066,494

* The balance at each quarter end was zero.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

35

Notes to Financial Statements (Unaudited) (Continued)

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Allocation Funds each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2018:

		Controlled	Dynamic	Dynamic
	Dynamic	Growth with	Diversified	Global
	Equity	Income	Income	Allocation
	Fund	Fund	Fund	Fund
Purchases of investment securities	$157,058,865	$29,116,095	$3,700,018	$10,667,855
Proceeds from sales and maturities	$173,779,687	$8,863,872	$8,559,710	$19,335,468

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2018.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive

36

Notes to Financial Statements (Unaudited) (Continued)

compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $28,396 for the six months ended June 30, 2018.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Dynamic Equity Fund	0.85% on the first $300 million
0.80% on the next $200 million
0.75% on the next $250 million
0.70% on the next $250 million
0.65% on the next $500 million
0.60% on the next $500 million
0.55% on such assets over $2 billion
Controlled Growth with Income Fund and	0.20% on the first $1 billion
Dynamic Diversified Income Fund	0.175% on the next $1 billion
0.15% on the next $1 billion
0.125% on such assets over $3 billion
Dynamic Global Allocation Fund	0.25% on the first $1 billion
0.225% on the next $1 billion
0.20% on the next $1 billion
0.175% on such assets over $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Wilshire Associates Incorporated
Dynamic Equity Fund	Controlled Growth with Income Fund
Dynamic Diversified Income Fund
Dynamic Global Allocation Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity provider; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
Fund	Class A	Class C	Class Y	Class	Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 30, 2019
Controlled Growth with Income Fund	0.49%	1.24%	0.24%	—	April 30, 2019
Dynamic Diversified Income Fund	0.49%	1.24%	0.24%	—	April 30, 2019
Dynamic Global Allocation Fund	0.49%	1.24%	0.24%	—	April 30, 2019

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Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2018, the Advisor or its affiliates waived investment advisory fees, administration fees and other operating expenses, including distribution fees of the Funds, as follows:

	Investment		Other
	Advisory		Operating
	Fees	Administration	Expenses
Fund	Waived	Fees Waived	Waived	Total
Dynamic Equity Fund	$—	$—	$10,082	$10,082
Controlled Growth with Income Fund	21,082	45,853	77,554	144,489
Dynamic Diversified Income Fund	21,681	37,755	62,443	121,879
Dynamic Global Allocation Fund	52,674	79,577	103,938	236,189

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement and the Fund’s current expense limitation.

As of June 30, 2018, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2018	2019	2020	2021	Total
Controlled Growth with Income Fund	$75,267	$135,822	$166,696	$113,689	$491,474
Dynamic Diversified Income Fund	114,203	198,988	161,927	74,629	549,747
Dynamic Global Allocation Fund	171,097	352,954	324,451	151,276	999,778

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2018.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to share holders and reports to, and filings with the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

38

Notes to Financial Statements (Unaudited) (Continued)

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended June 30, 2018:

Fund	Amount
Dynamic Equity Fund	$630
Controlled Growth with Income Fund	967
Dynamic Diversified Income Fund	4,975
Dynamic Global Allocation Fund	9,942

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2018:

Fund	Amount
Dynamic Diversified Income Fund	$33
Dynamic Global Allocation Fund	60

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

39

Notes to Financial Statements (Unaudited) (Continued)

AFFILIATED INVESTMENTS

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2018 is as follows:

Controlled Growth with Income Fund

					Net Change
					in Unrealized
	Market Value	Purchases at	Proceeds	Net Realized	Appreciation	Market Value	Dividend	Shares
Underlying Fund*	12/31/2017	cost	from sales	Gain(Loss)	(Depreciation)	06/30/2018	Income	06/30/2018
Touchstone Arbitrage Fund	$11,569,058	$6,029,607	$1,514,708	$5,946	$81,140	$16,171,043	$—	1,625,230
Touchstone Dynamic Equity Fund	10,355,379	8,015,511	1,723,844	143,067	(253,435)	16,536,678	—	1,009,565
Touchstone Credit Opportunities Fund	7,003,110	3,949,912	862,156	16,278	(239,592)	9,867,552	257,498	990,718
Touchstone Flexible Income Fund	7,890,620	3,329,406	1,134,673	33,622	(277,251)	9,841,724	155,875	916,362
Touchstone Total Return Bond Fund	4,636,565	2,728,824	618,104	(1,854)	(154,718)	6,590,713	93,510	669,108
Touchstone Focused Fund	4,803,374	1,232,048	2,719,763	34,543	(7,150)	3,343,052	—	75,209
Touchstone Value Fund	—	3,542,138	233,813	5,184	(15,581)	3,297,928	28,344	332,118
Total:	$46,258,106	$28,827,446	$8,807,061	$236,786	$(866,587)	$65,648,690	$535,227

Dynamic Diversified Income Fund

					Net Change
	Market Value	Purchases at	Proceeds	Net Realized	in Unrealized	Market Value	Dividend	Shares
Underlying Fund*	12/31/2017	cost	from sales	Gain(Loss)	(Depreciation)	06/30/2018	Income	06/30/2018
Touchstone Credit Opportunities Fund	$9,437,346	$278,572	$1,017,033	$25,441	$(204,173)	$8,520,153	$224,928	855,437
Touchstone Flexible Income Fund	5,441,041	513,353	910,537	33,102	(158,379)	4,918,580	80,711	457,968
Touchstone High Yield Fund	5,548,170	171,512	569,086	19,570	(166,631)	5,003,535	117,362	601,386
Touchstone Total Return Bond Fund	11,547,620	496,110	1,195,080	(14,393)	(286,099)	10,548,158	156,392	1,070,879
Touchstone International Value Fund	3,252,838	286,242	1,202,208	89,356	(131,176)	2,295,052	64,940	298,446
Touchstone Premium Yield Equity Fund, Class Y	6,171,456	295,653	950,982	90,355	(178,971)	5,427,511	63,077	584,861
Touchstone Value Fund	3,493,649	36,472	493,010	94,263	(119,853)	3,011,521	26,422	303,275
Total:	$44,892,120	$2,077,914	$6,337,936	$337,694	$(1,245,282)	$39,724,510	$733,832

*All affiliated fund investments are in Institutional Class shares, unless otherwise indicated.

40

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Global Allocation Fund

					Net Change
					in Unrealized
	Market Value	Purchases at	Proceeds	Net Realized	Appreciation	Market Value	Dividend	Shares
Underlying Fund*	12/31/2017	cost	from sales	Gain(Loss)	(Depreciation)	06/30/2018	Income	06/30/2018
Touchstone Growth Opportunities Fund	$4,562,458	$912,119	$370,965	$32,996	$320,096	$5,456,704	$—	153,494
Touchstone International Growth Fund	11,503,616	27,460	888,962	182,680	(663,105)	10,161,689	—	823,476
Touchstone International Small Cap Fund	3,452,813	1,087,416	1,417,807	537,708	(613,779)	3,046,351	—	165,833
Touchstone International Value Fund	13,728,716	1,095,570	2,394,220	108,217	(495,363)	12,042,920	337,092	1,566,049
Touchstone Mid Cap Fund	4,711,920	10,984	565,585	142,545	76,368	4,376,232	—	128,035
Touchstone Sands Capital Emerging Markets Growth Fund	3,398,715	135,902	1,602,803	313,508	(270,333)	1,974,989	—	149,056
Touchstone Sands Capital Institutional Growth Fund	5,633,716	11,312	2,025,879	37,446	900,804	4,557,399	—	182,808
Touchstone Small Cap Value Opportunities Fund	2,370,254	1,026,691	305,176	22,074	170,163	3,284,006	—	162,816
Touchstone Value Fund	11,830,088	3,043,704	955,909	339,394	(424,731)	13,832,546	115,909	1,393,006
Touchstone Credit Opportunities Fund	4,331,898	611,398	862,340	18,033	(102,137)	3,996,852	106,712	401,290
Touchstone Total Return Bond Fund	21,099,433	1,348,459	1,881,470	(11,459)	(546,443)	20,008,520	294,595	2,031,322
Touchstone Ultra Short Duration Fixed Income Fund	4,462,671	169,624	365,202	(954)	(8,548)	4,257,591	49,024	460,280
Touchstone Dynamic Equity Fund	4,537,972	196,142	4,686,583	285,822	(333,353)	—	—	—
Total:	$95,624,270	$9,676,781	$18,322,901	$2,008,010	$(1,990,361)	$86,995,799	$903,332

*All affiliated fund investments are in Institutional Class shares, unless otherwise indicated.

5. Liquidity

Interfund lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2018, the following Fund participated as a borrower in the interfund lending program. The average amount borrowed, average interest rate and interest expense were as follows:

	Average Amount	Average Interest	Interest
Fund	Borrowed	Rate	Expense*
Dynamic Equity Fund	$66,042	1.30%	$433

*Included in Other expenses in the Statements of Operations.

41

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2017 and December 31, 2016 are as follows:

	Dynamic		Controlled Growth
	Equity Fund		with Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
From ordinary income	$1,961,556	$758,846	$1,451,009	$726,570
From long-term capital gains	—	—	650,386	12,801
Total distributions	$1,961,556	$758,846	$2,101,395	$739,371

	Dynamic Diversified		Dynamic Global
	Income Fund		Allocation Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
From ordinary income	$1,974,623	$2,523,053	$2,205,466	$3,789,911
From long-term capital gains	—	—	2,998,613	4,025,301
Total distributions	$1,974,623	$2,523,053	$5,204,079	$7,815,212

The following information is computed on a tax basis for each item as of December 31, 2017:

	Dynamic	Controlled Growth
	Equity Fund	with Income Fund
Tax cost of portfolio investments	$134,003,795	$46,299,688
Gross unrealized appreciation on investments	12,061,881	901,340
Gross unrealized depreciation on investments	(2,006,431)	(473,526)
Net unrealized appreciation (depreciation) on investments	10,055,450	427,814
Gross unrealized appreciation on short sales and derivatives	1,212,211	—
Gross unrealized depreciation on short sales and derivatives	(1,357,449)	—
Net unrealized depreciation on short sales and derivatives	(145,238)	—
Qualified late-year losses	(220,957)	—
Undistributed ordinary income	840,099	75,892
Undistributed capital gains	—	374,757
Accumulated earnings (deficit)	$10,529,354	$878,463

	Dynamic Diversified	Dynamic Global
	Income Fund	Allocation Fund
Tax cost of portfolio investments	$54,950,737	$108,394,393
Gross unrealized appreciation on investments	1,665,200	6,793,550
Gross unrealized depreciation on investments	(777,160)	(1,112,351)
Net unrealized appreciation (depreciation) on investments	888,040	5,681,199

42

Notes to Financial Statements (Unaudited) (Continued)

	Dynamic Diversified	Dynamic Global
	Income Fund	Allocation Fund
Capital loss carryforwards	$(4,801,366)	$(1,947,286)
Undistributed ordinary income	54,486	—
Undistributed capital gains	—	808,594
Accumulated earnings (deficit)	$(3,858,840)	$4,542,507

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, non-taxable transfer and a non-taxable distribution basis outstanding.

As of December 31, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term
	Expiring In
	2018*		Total
Dynamic Diversified Income Fund	$4,801,366	**	$4,801,366
Dynamic Global Allocation Fund	1,947,286	**	1,947,286

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended December 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the Dynamic Equity Fund elected to defer $220,957 of realized capital losses.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2014 through 2017) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2018, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Dynamic Equity Fund	$121,595,594	$7,661,373	$(2,390,718)	$1,747,350	$(1,756,845)	$5,261,160
Controlled Growth with Income Fund	66,731,326	466,871	(892,393)	—	—	(425,522)
Dynamic Diversified Income Fund	50,599,342	541,639	(1,424,418)	—	—	(882,779)
Dynamic Global Allocation Fund	101,747,999	4,876,745	(1,825,161)	—	—	3,051,584

* Other includes Short Sales and Derivatives.

43

Notes to Financial Statements (Unaudited) (Continued)

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Leverage — By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

44

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

45

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		June 30,	January 1,	June 30,	June 30,
		2018	2018	2018	2018*
Touchstone Dynamic Equity Fund
Class A	Actual	2.40%	$1,000.00	$998.10	$11.89	**
Class A	Hypothetical	2.40%	$1,000.00	$1,012.89	$11.98	**

Class C	Actual	3.15%	$1,000.00	$994.60	$15.58	**
Class C	Hypothetical	3.15%	$1,000.00	$1,009.17	$15.69	**

Class Y	Actual	2.04%	$1,000.00	$1,000.00	$10.12	**
Class Y	Hypothetical	2.04%	$1,000.00	$1,014.68	$10.19	**

Institutional Class	Actual	2.04%	$1,000.00	$1,000.00	$10.12	**
Institutional Class	Hypothetical	2.04%	$1,000.00	$1,014.68	$10.19	**

Touchstone Controlled Growth with Income Fund***
Class A	Actual	0.49%	$1,000.00	$998.80	$2.43
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$994.90	$6.13
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,000.10	$1.19
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Touchstone Dynamic Diversified Income Fund***
Class A	Actual	0.49%	$1,000.00	$990.10	$2.42
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$987.00	$6.11
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$991.40	$1.19
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Touchstone Dynamic Global Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$999.90	$2.43
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$996.90	$6.14
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,002.00	$1.19
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.68, $11.37, $5.90 and $5.90, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.75, $11.48, $5.96 and $5.96, respectively.

***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

46

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

47

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-1806

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 24, 2018

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date August 24, 2018

* Print the name and title of each signing officer under his or her signature.